Equity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Preferred stock share authorized	1,000,000		1,000,000
Preferred stock per share (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock share authorized	500,000,000		500,000,000	71,033,146
Common stock per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock share issued	75,688,236		71,511,887
Common stock share outstanding	75,688,236		71,511,887
Earn out shares, percentage	6.00%		6.00%
Sponsor shares	2,156,250	2,156,250	2,156,250
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Per warrant (in Dollars per share)	0.01
Common stock equals per share (in Dollars per share)	$ 18
Remain outstanding	5,750,000	5,750,000
Exceeds per share to equal common stock (in Dollars per share)	$ 0.0001		18
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock share authorized				3,545,529
Preferred stock per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.00001
Preferred stock, shares issued				3,237,800
Preferred stock, shares outstanding	3,237,800		3,237,800	3,237,800
Common Stock [Member]
Equity (Details) [Line Items]
Common stock share authorized	500,000,000		500,000,000	31,900,878
Common stock per share (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.00001
Common stock share issued	75,688,236		71,511,887	8,461,706
Common stock share outstanding			71,511,887	8,461,706
Exceeds per share to equal common stock (in Dollars per share)	$ 1
First Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	12		$ 12
Second Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	14		14
Third Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 16		$ 16
Sponsor Earn-Out Shares [Member]
Equity (Details) [Line Items]
Sponsor shares	2,156,250		2,156,250
Public Warrants [Member]
Equity (Details) [Line Items]
Public warrants issued	5,750,000		5,750,000
Public warrants outstanding	5,750,000		5,750,000
Exercise price (in Dollars per share)	$ 11.5		$ 11.5
Per warrant (in Dollars per share)			$ 0.01
Remain outstanding	5,750,000		5,750,000